Leases - Related Party (Details 2)	12 Months Ended
Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Cash paid for operating lease liabilities	$ 300,000
Operating right of use assets obtained in exchange for operating lease liabilities	$ 1,311,133